Investments - Restricted Assets (Details) $ in Thousands	Dec. 31, 2020 USD ($) syndicate	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments, Debt and Equity Securities [Abstract]
Restricted cash and cash equivalents	$ 471,964	$ 346,877	$ 366,187
Line of Credit Facility [Line Items]
Collateral in trust for third party agreements	4,924,866	4,103,847
Assets on deposit with regulatory authorities	131,283	309,659
Funds at Lloyd's	260,914	639,316
Restricted assets, total	$ 5,421,690	5,185,492
Number of syndicates | syndicate	3
Asset Pledged as Collateral
Line of Credit Facility [Line Items]
Collateral for secured letter of credit facilities	$ 104,627	$ 132,670